CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 6,530	$ 61,800	$ 85,757
COST OF REVENUES	3,459	33,337	49,406
GROSS PROFIT	3,071	28,463	36,351
RESEARCH AND DEVELOPMENT EXPENSES	3,528	7,279	29,498
SELLING AND MARKETING EXPENSES	14,756	35,442	55,623
GENERAL AND ADMINISTRATIVE EXPENSES	16,219	28,586	32,365
OTHER INCOME	(44,064)
OPERATING INCOME (LOSS)	12,632	(42,844)	(81,135)
FINANCIAL INCOME	20,889	13,562	51
FINANCIAL EXPENSES	9,605	42,387	16,660
FINANCIAL INCOME (EXPENSES), net	11,284	(28,825)	(16,609)
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	$ 23,916	$ (71,669)	$ (97,744)
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	$ 0.01	$ (0.12)	$ (0.21)
EARNINGS (LOSS) PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0.01	$ (0.12)	$ (0.21)